Initial Public Offering (Details) - USD ($)					12 Months Ended
	Jul. 31, 2024	Feb. 27, 2024	Feb. 28, 2023	Mar. 02, 2021	Dec. 31, 2022
Initial Public Offering [Abstract]
Contribution from PIPE Financing for cash	3,287,018
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Initial Public Offering [Abstract]
Deferred Offering Costs				$ 8,800,000
Deferred underwriting commissions				$ 5,200,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Contribution from PIPE Financing for cash		3,300,016	3,690,831
Initial Public Offering [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Initial Public Offering [Abstract]
Gross proceeds from initial public offering					$ 149,500,000
Initial Public Offering [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Contribution from PIPE Financing for cash				14,950,000
Share price (in dollars per share)				$ 10
Gross proceeds from initial public offering				$ 149,500,000
Over-Allotment Option [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Initial Public Offering [Abstract]
Contribution from PIPE Financing for cash				1,950,000
Over-Allotment Option [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Contribution from PIPE Financing for cash				1,950,000
Share price (in dollars per share)				$ 10